Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage Class
April 28, 2012
Prospectus

The following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section on page 25.

Peter Matthew is assistant portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

UEI-12-02 September 6, 2012
1.717991.131

Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage Institutional Class
April 28, 2012
Prospectus

The following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section on page 20.

Peter Matthew is assistant portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

U5I-U5A-12-02 September 6, 2012
1.929867.104

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage® Class
May 4, 2012
Prospectus

For each fund, the following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in each "Fund Summary" section.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition for each fund, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section on page 22.

Peter Matthew is assistant portfolio manager of each fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

SIF-12-02 September 6, 2012
1.717993.138

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
May 4, 2012
Prospectus

For each fund, the following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in each "Fund Summary" section.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition for each fund, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section on page 19.

Peter Matthew is assistant portfolio manager of each fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

SIF-I-12-01 September 6, 2012
1.933378.101

Supplement to the
Spartan® Total Market Index Fund
Class F
May 4, 2012
Prospectus

The following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson under the heading "Fund Management" in the "Fund Services" section beginning on page17.

Peter Matthew is assistant portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

STI-F-12-01 September 6, 2012
1.905902.105